Schedule of Investments PIMCO Strategic Income Fund, Inc.	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 281.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 17.8%
Altar Bidco, Inc. 9.747% due 02/01/2030 ~		$700	$667
Altice France SA 9.802% due 08/15/2028		794	714
Central Parent, Inc. 7.549% due 07/06/2029 ~		1,197	1,031
Envision Healthcare Corp. 12.277% due 11/03/2028 «		3,738	3,794
Forward Air Corp. 8.791% due 12/19/2030 ~		1,297	1,262
Gateway Casinos & Entertainment Ltd. 10.545% due 12/18/2030		1,982	2,006
Hudson's Bay Co. TBD% due 04/03/2026 «		860	848
Ivanti Software, Inc. 8.817% due 12/01/2027 «~		1,204	930
Lealand Finance Co. BV 7.439% due 06/30/2027 ~		28	15
Lealand Finance Co. BV (5.439% Cash and 3.000% PIK) 8.439% - 5.439% due 12/31/2027 ~		213	93
Ocs Group Holdings Ltd. 10.450% due 11/27/2031 ~	GBP	1,650	2,130
Poseidon Bidco SASU 7.355% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	1,000	765
Promotora de Informaciones SA 7.964% (EUR003M + 5.220%) due 12/31/2026 ~		3,792	4,048
Promotora de Informaciones SA (5.714% Cash and 5.000% PIK) 10.714% - 5.714% (EUR003M + 2.970%) due 06/30/2027 ~		262	274
Softbank Vision Fund II 6.000% due 12/23/2025 «•		$1,256	1,245
Steenbok Lux Finco 2 SARL
10.000% due 06/30/2026	EUR	5,327	953
10.000% due 06/30/2026 •		8,256	3,134
10.000% due 06/30/2026 ~		774	230
Syniverse Holdings, Inc. 11.299% due 05/13/2027		$4,769	4,694
The Stepstone Group MidCo 2 GMBH
TBD% due 12/04/2031 ~	EUR	2,000	2,157
TBD% due 12/04/2031 ~		$300	297
U.S. Renal Care, Inc. 9.439% due 06/20/2028 ~		4,000	3,741
Westmoreland Coal Co. 8.000% due 03/15/2029 «		2	1
X Corp. 10.949% due 10/26/2029 ~		2,200	2,189

Total Loan Participations and Assignments (Cost $43,935)			37,218

CORPORATE BONDS & NOTES 47.5%
BANKING & FINANCE 14.9%
Antares Holdings LP 6.350% due 10/23/2029 (j)		1,500	1,502
Armor Holdco, Inc. 8.500% due 11/15/2029 (j)		1,300	1,264
BGC Group, Inc. 6.600% due 06/10/2029 (j)		1,000	1,028
BPCE SA
5.936% due 05/30/2035 •(j)		400	403
6.293% due 01/14/2036 ~		750	776
CI Financial Corp. 7.500% due 05/30/2029 (j)		1,300	1,364
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 (c)	EUR	147	64
Country Garden Holdings Co. Ltd.
5.400% due 05/27/2025 ^(d)		$1,000	100
6.150% due 09/17/2025 ^(d)		200	20
Credit Suisse AG AT1 Claim		600	72
DaVinciRe Holdings Ltd. 5.950% due 04/15/2035		300	301
EPR Properties 3.750% due 08/15/2029		100	94

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2025 (Unaudited)

Essential Properties LP 2.950% due 07/15/2031		100	87
F&G Annuities & Life, Inc.
6.250% due 10/04/2034 (j)		400	388
6.500% due 06/04/2029 (j)		700	713
Fairfax India Holdings Corp. 5.000% due 02/26/2028		2,400	2,238
Ford Motor Credit Co. LLC
5.918% due 03/20/2028		700	703
6.390% due 03/20/2028 •		1,900	1,890
Fortitude Group Holdings LLC 6.250% due 04/01/2030		600	607
GN Bondco LLC 9.500% due 10/15/2031		300	300
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034 (j)		1,000	989
Hudson Pacific Properties LP
3.250% due 01/15/2030 (j)		300	207
3.950% due 11/01/2027 (j)		100	89
4.650% due 04/01/2029 (j)		300	227
5.950% due 02/15/2028 (j)		900	783
Intesa Sanpaolo SpA 7.200% due 11/28/2033 (j)		3,600	3,995
Itau Unibanco Holding SA 6.000% due 02/27/2030		1,050	1,073
Marex Group PLC 6.404% due 11/04/2029 (j)		900	915
Sammons Financial Group, Inc. 6.875% due 04/15/2034 (j)		1,000	1,068
Societe Generale SA 6.691% due 01/10/2034 •(j)		1,900	1,999
Titanium 2l Bondco SARL 6.250% due 01/14/2031	EUR	5,074	1,714
Uniti Group LP
6.000% due 01/15/2030 (j)		$2,738	2,373
6.500% due 02/15/2029		1,700	1,529
10.500% due 02/15/2028 (j)		239	254

			31,129

INDUSTRIALS 27.1%
Altice France Holding SA
8.000% due 05/15/2027	EUR	1,100	364
10.500% due 05/15/2027		$3,000	881
Altice France SA
3.375% due 01/15/2028	EUR	1,100	948
4.000% due 07/15/2029		400	346
4.250% due 10/15/2029		500	433
5.125% due 07/15/2029		$400	314
5.500% due 01/15/2028		200	160
5.500% due 10/15/2029		391	310
5.875% due 02/01/2027	EUR	300	290
8.125% due 02/01/2027		$1,400	1,253
Aris Water Holdings LLC 7.250% due 04/01/2030		100	101
B.C. Ltd. 10.000% due 04/15/2032 (b)		2,100	2,089
BAT Capital Corp. 6.421% due 08/02/2033 (j)		300	320
Bayer U.S. Finance LLC
6.250% due 01/21/2029		200	207
6.375% due 11/21/2030 (j)		400	419
6.500% due 11/21/2033 (j)		400	420
Booz Allen Hamilton, Inc. 5.950% due 04/15/2035		400	400
Burberry Group PLC 5.750% due 06/20/2030 (j)	GBP	2,627	3,327
CVS Pass-Through Trust 7.507% due 01/10/2032 (j)		$479	510
DISH DBS Corp.
5.250% due 12/01/2026		3,558	3,273
5.750% due 12/01/2028		3,000	2,536
Ecopetrol SA
6.875% due 04/29/2030 (j)		2,860	2,845
8.375% due 01/19/2036		80	78
Exela Intermediate LLC (11.500% Cash) 11.500% due 04/15/2026 (c)		43	6
Gazprom PJSC Via Gaz Capital SA 8.625% due 04/28/2034		1,710	1,368
goeasy Ltd. 7.375% due 10/01/2030 (b)		1,050	1,031
Harbour Energy PLC 6.327% due 04/01/2035 (b)		700	698
HF Sinclair Corp.
5.750% due 01/15/2031 (j)		1,000	1,013
6.250% due 01/15/2035 (j)		1,000	1,006

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2025 (Unaudited)

Incora Intermediate LLC 0.000% due 01/31/2030 «		3,518	3,518
Incora Top Holdco LLC 0.000% due 01/30/2033 ^«(d)(i)		2,614	3,777
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (j)		1,956	1,863
JetBlue Airways Corp. 9.875% due 09/20/2031		827	817
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) 11.500% due 12/31/2030 (c)		600	522
Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «		1,200	720
11.750% due 10/15/2028 «		1,250	1,025
Nissan Motor Co. Ltd. 4.810% due 09/17/2030 (j)		2,600	2,471
Petroleos Mexicanos
6.700% due 02/16/2032 (j)		784	690
6.840% due 01/23/2030 (j)		200	183
8.750% due 06/02/2029 (j)		350	350
Rivian Holdings LLC 10.502% due 10/15/2026 ~		2,040	2,058
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		566	529
Sunoco LP 6.250% due 07/01/2033		1,100	1,102
Topaz Solar Farms LLC 4.875% due 09/30/2039 (j)		647	578
U.S. Renal Care, Inc. 10.625% due 06/28/2028 (j)		1,454	1,243
United Airlines Pass-Through Trust 4.150% due 02/25/2033		66	63
Vale SA 0.000% due 12/29/2049 ~(h)	BRL	50,000	3,007
Venture Global LNG, Inc.
7.000% due 01/15/2030		$1,500	1,479
9.500% due 02/01/2029 (j)		912	979
9.875% due 02/01/2032 (j)		340	361
Viridien
8.500% due 10/15/2030	EUR	600	666
10.000% due 10/15/2030		$400	410
WESCO Distribution, Inc. 6.375% due 03/15/2033		200	201
Windstream Services LLC 8.250% due 10/01/2031		1,000	1,019

			56,577

UTILITIES 5.5%
Chile Electricity Lux MPC SARL 5.580% due 10/20/2035 (j)		1,050	1,051
Edison International
5.250% due 11/15/2028 (j)		3,300	3,255
6.250% due 03/15/2030		100	101
NGD Holdings BV 6.750% due 12/31/2026 (j)		1,131	1,018
Oi SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK) 10.000% due 06/30/2027 (c)		2,313	1,935
Oi SA (8.500% PIK) 8.500% due 12/31/2028 (c)		2,140	225
Pacific Gas & Electric Co. 4.300% due 03/15/2045 (j)		950	744
Peru LNG SRL 5.375% due 03/22/2030 (j)		2,334	2,167
Raizen Fuels Finance SA 6.700% due 02/25/2037		200	200
Tierra Mojada Luxembourg SARL 5.750% due 12/01/2040 (j)		706	658

			11,354

Total Corporate Bonds & Notes (Cost $104,862)			99,060

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 (c)	EUR	171	75

Total Convertible Bonds & Notes (Cost $193)			75

MUNICIPAL BONDS & NOTES 2.7%
CALIFORNIA 0.4%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036		$1,000	829

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2025 (Unaudited)

3.850% due 06/01/2050	55	50

		879

ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010 6.725% due 04/01/2035	13	13

MICHIGAN 1.2%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	3,000	2,401

WEST VIRGINIA 1.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)	25,300	2,384

Total Municipal Bonds & Notes (Cost $6,637)		5,677

U.S. GOVERNMENT AGENCIES 164.7%
Fannie Mae
0.000% due 02/25/2052 •(a)	109,221	877
1.142% due 12/25/2042 ~(a)	2,139	37
1.546% due 10/25/2049 •(a)(j)	5,509	720
1.596% due 02/25/2049 •(a)	55	7
1.646% due 07/25/2050 •(a)(j)	823	97
2.275% due 08/25/2054 •(a)(j)	3,343	176
2.296% due 07/25/2041 •(a)	225	9
2.500% due 12/25/2027 (a)	295	6
3.000% due 06/25/2050 (a)(j)	1,001	200
3.500% due 07/25/2036 (a)(j)	2,373	228
3.500% due 07/25/2042 - 12/25/2049 (a)	303	34
4.000% due 06/25/2050 (a)(j)	520	102
4.465% due 02/25/2042 ~	196	196
4.500% due 07/25/2040	330	325
4.737% due 12/25/2042 ~	13	13
5.000% due 07/25/2037 (a)	373	53
5.000% due 01/25/2038 - 07/25/2038	1,884	1,916
5.176% due 10/25/2042 •	5	5
5.256% due 10/25/2042 ~	144	147
5.500% due 11/25/2032 - 04/25/2035	1,643	1,688
5.750% due 06/25/2033	8	8
5.807% due 08/25/2043	635	629
6.000% due 09/25/2031 - 01/25/2044	475	488
6.500% due 04/01/2031 - 11/01/2047	1,484	1,532
6.500% due 04/01/2037 (j)	107	108
6.850% due 12/18/2027	1	1
7.000% due 06/18/2027 - 01/01/2047	317	326
7.000% due 09/25/2041 ~	137	137
7.260% due 09/01/2028 •	1	1
7.450% due 11/01/2027 •	4	4
7.500% due 11/25/2026 - 06/25/2044	310	317
7.500% due 06/19/2041 ~	51	53
8.000% due 06/19/2041 ~	469	487
8.500% due 06/18/2027 - 06/25/2030	9	9
Freddie Mac
0.000% due 11/15/2048 •(a)(j)	4,446	213
1.546% due 04/25/2048 - 11/25/2049 •(a)(j)	24,009	3,066
1.696% due 05/25/2050 •(a)	535	68
2.010% due 11/25/2045 ~(a)	5,336	258
2.086% due 05/15/2038 ~(a)	1,660	130
2.344% due 11/15/2038 •(a)(j)	5,560	309
2.618% due 08/15/2036 ~(a)	568	36
3.000% due 11/25/2050 (a)(j)	7,608	1,278
3.000% due 01/25/2051 (a)	440	73
3.500% due 05/25/2050 (a)	465	89
4.382% due 07/25/2032 ~	55	50
5.500% due 04/01/2039 (j)	825	843
5.500% due 06/15/2041	924	963
6.000% due 12/15/2028 - 03/15/2035	427	440
6.433% due 12/01/2026 •	1	1
6.500% due 03/15/2026 - 03/25/2044	1,895	1,932
6.500% due 07/15/2032 (j)	194	203
6.500% due 09/25/2043 •	33	34
7.000% due 07/15/2027 - 10/25/2043	711	736
7.500% due 12/01/2025 - 02/25/2042	206	208
8.000% due 12/01/2026 - 04/15/2030	17	17
9.604% due 10/25/2029 •	650	699
11.840% due 10/25/2041 •(j)	2,800	2,982
12.004% due 12/25/2027 •	1,199	1,212
12.140% due 11/25/2041 •(j)	2,800	3,007
Ginnie Mae
1.616% due 08/20/2049 - 09/20/2049 •(a)(j)	42,194	5,480
1.766% due 06/20/2047 •(a)(j)	4,541	569
6.000% due 04/15/2029 - 12/15/2038	297	305
6.000% due 11/15/2038 (j)	110	114

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2025 (Unaudited)

6.500% due 04/15/2032 - 10/20/2038		133	136
7.000% due 11/15/2025 - 06/15/2026		1	1
7.500% due 10/15/2025 - 02/15/2029		109	108
8.500% due 02/15/2031		5	5
Ginnie Mae, TBA
4.000% due 04/01/2055 - 05/01/2055		12,000	11,254
4.500% due 05/01/2055		100	96
U.S. Small Business Administration
5.510% due 11/01/2027		40	40
5.780% due 08/01/2027		2	2
5.820% due 07/01/2027		3	3
Uniform Mortgage-Backed Security
4.000% due 06/01/2047 - 03/01/2048		174	165
4.000% due 09/01/2047 - 11/01/2047 (j)		4,528	4,274
4.500% due 03/01/2028 - 08/01/2041		96	96
6.000% due 12/01/2032 - 10/01/2036		113	115
6.000% due 04/01/2035 - 06/01/2040 (j)		1,364	1,421
6.500% due 11/01/2028 - 02/01/2038		502	522
8.000% due 09/01/2027 - 11/01/2031		29	30
Uniform Mortgage-Backed Security, TBA
5.000% due 04/01/2055		700	686
6.500% due 06/01/2055		258,800	266,429
7.000% due 05/01/2055		20,800	21,739
Vendee Mortgage Trust
6.500% due 03/15/2029		20	20
6.750% due 02/15/2026 - 06/15/2026		7	7
7.500% due 09/15/2030		498	521

Total U.S. Government Agencies (Cost $360,877)			343,921

NON-AGENCY MORTGAGE-BACKED SECURITIES 21.7%
Adjustable Rate Mortgage Trust
6.098% due 07/25/2035 •		140	131
7.102% due 08/25/2035 •		98	97
Ashford Hospitality Trust 5.892% due 04/15/2035 •(j)		2,200	2,185
Atrium Hotel Portfolio Trust 6.117% due 12/15/2036 •(j)		1,600	1,565
Banc of America Mortgage Trust 5.125% due 02/25/2035 •		3	3
BCAP LLC Trust 4.826% due 07/26/2036 •		98	82
Bear Stearns ALT-A Trust 4.536% due 08/25/2036 •		201	94
Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 •		72	70
5.794% due 12/11/2040 ~		174	170
CALI Mortgage Trust 3.957% due 03/10/2039 (j)		1,100	1,022
Colony Mortgage Capital Ltd. 6.704% due 11/15/2038 •(j)		1,000	949
Commercial Mortgage Trust 10.434% due 12/15/2038 •		1,380	1,110
Countrywide Alternative Loan Trust 4.855% due 07/25/2046 ~		794	712
Countrywide Home Loan Mortgage Pass-Through Trust
5.075% due 03/25/2035 •		609	533
5.482% due 08/25/2034 •		107	104
6.305% due 03/25/2046 •		571	425
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 11/25/2034		125	129
7.500% due 06/25/2035		24	24
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 7.000% due 02/25/2034		54	54
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.431% due 11/10/2032		1,200	989
6.500% due 03/25/2036		731	95
Eurosail PLC
6.180% due 09/13/2045 •	GBP	1,582	1,890
6.830% due 09/13/2045 •		1,130	1,287
8.430% due 09/13/2045 •		960	1,221
GC Pastor Hipotecario FTA 2.596% due 06/21/2046 •	EUR	523	519
GMAC Mortgage Corp. Loan Trust 4.497% due 08/19/2034 ~		$14	13
GSAA Home Equity Trust 6.000% due 04/01/2034		346	349
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043 (j)		1,228	1,283
7.500% due 06/19/2027 ~		10	10
8.000% due 09/19/2027 •		253	245
GSR Mortgage Loan Trust
4.765% due 12/25/2034 •		29	27
ILPT Commercial Mortgage Trust 8.511% due 10/15/2039 •		1,400	1,377

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2025 (Unaudited)

IM Pastor Fondo de Titluzacion Hipotecaria 2.527% due 03/22/2043 •	EUR	157	150
JP Morgan Chase Commercial Mortgage Securities Trust
4.916% due 04/15/2037 •(j)		$976	958
6.183% due 12/15/2036 •		1,700	170
6.184% due 03/15/2036 •		900	682
7.617% due 02/15/2035 ~		987	950
10.974% due 11/15/2038 •(j)		2,200	2,111
JP Morgan Mortgage Trust
5.500% due 06/25/2037		2	2
6.560% due 10/25/2036 ~		582	462
MASTR Adjustable Rate Mortgages Trust 4.099% due 10/25/2034 •		200	182
MASTR Alternative Loan Trust
6.250% due 07/25/2036		185	94
7.000% due 04/25/2034		15	15
MASTR Reperforming Loan Trust
7.000% due 05/25/2035		2,023	1,349
7.500% due 07/25/2035		1,090	748
Morgan Stanley Re-REMIC Trust 4.356% due 12/26/2046 •		6,076	5,504
NAAC Reperforming Loan REMIC Trust
7.000% due 10/25/2034		404	369
7.500% due 03/25/2034 (j)		1,260	1,169
7.500% due 10/25/2034		1,212	1,113
New Orleans Hotel Trust 5.956% due 04/15/2032 •		1,000	965
Newgate Funding PLC
3.728% due 12/15/2050 •	EUR	1,016	1,061
3.978% due 12/15/2050 •		1,016	1,041
RBSSP Resecuritization Trust
6.000% due 02/26/2037 •		$2,153	1,114
6.250% due 12/26/2036 ~		5,177	1,780
Residential Accredit Loans, Inc. Trust 6.000% due 08/25/2035		601	530
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		137	133
8.500% due 11/25/2031		598	279
8.500% due 12/25/2031		5	2
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036		2,037	1,174
WaMu Mortgage Pass-Through Certificates Trust 5.717% due 05/25/2035 •		43	42
Washington Mutual Mortgage Pass-Through Certificates Trust
7.000% due 03/25/2034		24	24
7.500% due 04/25/2033		64	65
Wells Fargo Commercial Mortgage Trust 4.928% due 12/15/2039 ~(j)		2,558	2,317

Total Non-Agency Mortgage-Backed Securities (Cost $49,405)			45,319

ASSET-BACKED SECURITIES 5.1%
AUTOMOBILE ABS OTHER 0.0%
Flagship Credit Auto Trust 0.000% due 12/15/2025 (g)		12	0

HOME EQUITY OTHER 1.6%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 7.960% due 11/25/2032 •		39	26
Bear Stearns Asset-Backed Securities Trust 2.802% due 09/25/2034 •		73	72
Countrywide Asset-Backed Certificates Trust
4.520% due 11/25/2034 •(j)		2,297	1,901
4.835% due 06/25/2037 •(j)		1,293	1,292

			3,291

MANUFACTURING HOUSE ABS OTHER 0.0%
Access Financial Manufactured Housing Contract Trust 7.650% due 05/15/2049		200	0

MANUFACTURING HOUSE SEQUENTIAL 0.1%
Conseco Finance Corp. 6.530% due 02/01/2031 ~		36	32
Conseco Finance Securitizations Corp. 7.960% due 05/01/2031		1,417	299

			331

OTHER ABS 3.4%
ABSLT DE LLC 12.819% due 05/20/2033 «		2,000	1,997

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2025 (Unaudited)

ECAF Ltd. 4.947% due 06/15/2040		809	679
Elmwood CLO Ltd. 0.000% due 04/20/2034 •		1,213	742
Madison Park Funding Ltd. 0.000% due 07/27/2047 ~		500	191
MAN GLG U.S. CLO Ltd. 0.000% due 07/15/2034 •		250	144
Marlette Funding Trust
0.000% due 12/15/2028 «(g)		6	2
0.000% due 04/16/2029 (g)		10	0
0.000% due 07/16/2029 «(g)		7	5
National Collegiate Commutation Trust 0.000% due 03/25/2038 •		10,387	1,698
SMB Private Education Loan Trust
0.000% due 10/15/2048 «(g)		5	1,170
0.000% due 02/16/2055 «(g)		0	430

			7,058

Total Asset-Backed Securities (Cost $29,863)			10,680

SOVEREIGN ISSUES 8.7%
Argentina Government International Bond
0.750% due 07/09/2030 þ		453	289
1.000% due 07/09/2029		242	188
4.125% due 07/09/2046 þ		112	69
5.000% due 01/09/2038 þ(j)		4,388	2,896
Avenir Issuer Ireland DAC 6.000% due 10/25/2027		1,100	1,039
Dominican Republic International Bond 10.500% due 03/15/2037 (j)	DOP	130,400	2,115
El Salvador Government International Bond 9.650% due 11/21/2054		$300	301
Ghana Government International Bond
0.000% due 07/03/2026 (g)		17	16
0.000% due 01/03/2030 (g)		37	29
5.000% due 07/03/2029 þ		172	151
5.000% due 07/03/2035 þ		247	176
Mexico Government International Bond 4.625% due 05/04/2033	EUR	2,000	2,115
Romania Government International Bond
5.125% due 09/24/2031 (j)		2,800	2,929
5.250% due 03/10/2030		1,000	1,090
5.250% due 05/30/2032		1,900	1,982
6.250% due 09/10/2034		1,000	1,073
Turkey Government International Bond
44.165% due 09/06/2028 ~	TRY	57,400	1,423
45.031% due 05/17/2028 ~		10,000	249
Venezuela Government International Bond 9.250% due 09/15/2027 ^(d)		$171	36

Total Sovereign Issues (Cost $18,360)			18,166

		SHARES
COMMON STOCKS 10.4%
COMMUNICATION SERVICES 1.1%
Clear Channel Outdoor Holdings, Inc. (e)		291,816	324
iHeartMedia, Inc. 'A' (e)		68,102	113
iHeartMedia, Inc. 'B' «(e)		52,880	77
Oi SA (e)		358,638	63
Promotora de Informaciones SA 'A' (e)		207,627	83
Syniverse Holdings, Inc. «(i)		1,003,490	976
Windstream Services LLC «(e)		28,052	629

			2,265

CONSUMER STAPLES 0.0%
Steinhoff International Holdings NV «(e)(i)		17,707,907	0

FINANCIALS 2.8%
Banca Monte dei Paschi di Siena SpA		323,500	2,554
Intelsat Emergence SA «(i)		98,888	3,331
MNEQ Holdings, Inc. «(e)(i)		1,054	5

			5,890

HEALTH CARE 4.3%
Amsurg Equity «(e)(i)		192,582	9,003

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2025 (Unaudited)

INDUSTRIALS 2.2%
Incora New Equity «(e)(i)	121,860	4,355
NAC Aviation «(e)(i)	7,719	136
Westmoreland Mining Holdings «(e)(i)	69	0
Westmoreland Mining LLC «(e)(i)	219	1

		4,492

Total Common Stocks (Cost $26,544)		21,650

WARRANTS 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «	711	1

Total Warrants (Cost $2,662)		1

PREFERRED SECURITIES 1.5%
BANKING & FINANCE 1.2%
ADLER Group SA «	906,702	0
Capital Farm Credit ACA 5.000% due 03/15/2026 •(h)	1,300,000	1,306
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(h)	1,000,000	997
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)	205,600	250

		2,553

INDUSTRIALS 0.3%
SVB Financial Trust
0.000% due 11/07/2032 (g)	5,040	0
11.000% due 11/07/2032	1,202	589

		589

Total Preferred Securities (Cost $3,227)		3,142

REAL ESTATE INVESTMENT TRUSTS 0.7%
REAL ESTATE 0.7%
Uniti Group, Inc.	54,523	275
VICI Properties, Inc.	33,427	1,090

Total Real Estate Investment Trusts (Cost $822)		1,365

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.9%
U.S. TREASURY BILLS 0.9%
4.304% due 04/10/2025 - 06/26/2025 (f)(g)(m)	1,951	1,940

Total Short-Term Instruments (Cost $1,940)		1,940

Total Investments in Securities (Cost $649,327)		588,214

	SHARES
INVESTMENTS IN AFFILIATES 2.6%
SHORT-TERM INSTRUMENTS 2.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short-Term Floating NAV Portfolio III	558,216	5,434

Total Short-Term Instruments (Cost $5,433)		5,434

Total Investments in Affiliates (Cost $5,433)		5,434

Total Investments 284.3% (Cost $654,760)		$593,648
Financial Derivative Instruments (k)(l) (0.6)%(Cost or Premiums, net $7,018)		(1,298)
Other Assets and Liabilities, net (183.7)%		(383,534)

Net Assets 100.0%		$208,816

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					When-issued security.
(c)					Payment in-kind security.
(d)					Security is not accruing income as of the date of this report.
(e)					Security did not produce income within the last twelve months.
(f)					Coupon represents a weighted average yield to maturity.
(g)					Zero coupon security.
(h)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)					RESTRICTED SECURITIES:
Issuer Description			Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity			11/02/2023 - 11/06/2023	$8,047	$9,003	4.31%
Incora New Equity			01/31/2025	5,919	4,355	2.09
Incora Top Holdco LLC 0.000% due 01/30/2033			01/31/2025	2,614	3,777	1.81
Intelsat Emergence SA			06/19/2017 - 02/23/2024	6,774	3,331	1.60
MNEQ Holdings, Inc.			03/16/2023 - 03/17/2023	12	5	0.00
NAC Aviation			06/01/2022	348	136	0.06
Steinhoff International Holdings NV			06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.			05/12/2022 - 11/30/2024	989	976	0.47
Westmoreland Mining Holdings			03/26/2019	0	0	0.00
Westmoreland Mining LLC			06/30/2023 - 02/03/2025	1	1	0.00

				$24,704	$21,584	10.34%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOM	4.770%	03/10/2025	04/10/2025		$(954)	$(957)
BOS	4.600	02/10/2025	TBD(2)		(592)	(596)
BPS	4.650	12/20/2024	TBD(2)		(292)	(296)
	4.650	02/14/2025	TBD(2)		(220)	(221)
	4.829	03/12/2025	06/12/2025	GBP	(2,403)	(3,113)
	4.840	03/10/2025	06/10/2025		$(1,601)	(1,605)
	5.110	02/14/2025	08/14/2025		(4,786)	(4,817)
	5.210	02/14/2025	08/14/2025		(834)	(840)
	5.590	01/23/2025	07/22/2025		(2,614)	(2,641)
	5.910	10/24/2024	04/22/2025		(3,933)	(4,036)
BRC	5.560	03/21/2025	07/18/2025		(1,477)	(1,480)
BYR	4.740	02/18/2025	05/19/2025		(753)	(757)
	4.840	01/21/2025	04/21/2025		(1,942)	(1,960)
	4.860	02/18/2025	05/19/2025		(80)	(80)
	4.860	02/19/2025	05/20/2025		(770)	(775)
	4.880	01/10/2025	04/10/2025		(297)	(300)
CIB	4.450	03/13/2025	04/14/2025		(6,567)	(6,583)
DBL	4.860	03/24/2025	04/21/2025		(1,808)	(1,809)
	5.209	03/17/2025	05/16/2025		(1,856)	(1,860)
	5.259	03/17/2025	05/16/2025		(799)	(801)
	5.309	03/17/2025	05/16/2025		(1,720)	(1,724)
DEU	4.700	03/11/2025	06/11/2025		(607)	(608)
	4.800	03/11/2025	06/11/2025		(2,486)	(2,493)

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2025 (Unaudited)

IND	4.600	01/09/2025	04/09/2025	(1,339)	(1,353)
4.600	01/10/2025	04/10/2025	(1,088)	(1,099)
4.600	02/21/2025	04/09/2025	(3,083)	(3,098)
4.770	03/28/2025	06/17/2025	(505)	(506)
4.990	03/26/2025	08/25/2025	(1,948)	(1,950)
5.000	02/13/2025	04/11/2025	(848)	(854)
JML	4.750	03/21/2025	05/09/2025	(2,488)	(2,492)
JPS	5.300	01/03/2025	04/03/2025	(1,773)	(1,796)
MEI	2.800	02/17/2025	05/14/2025	EUR	(2,648)	(2,872)
MSB	5.160	03/21/2025	09/17/2025	$(1,304)	(1,306)
RCY	4.830	03/07/2025	04/07/2025	(3,317)	(3,328)
RTA	5.500	03/31/2025	05/15/2025	(894)	(894)
SCX	4.680	03/05/2025	06/03/2025	(1,877)	(1,884)
SOG	4.570	01/28/2025	TBD(2)	(2,440)	(2,459)
4.570	02/12/2025	TBD(2)	(610)	(614)
4.600	12/20/2024	TBD(2)	(3,272)	(3,315)
4.640	02/18/2025	04/21/2025	(1,280)	(1,287)
4.650	01/28/2025	TBD(2)	(1,584)	(1,597)
4.650	02/05/2025	TBD(2)	(1,066)	(1,073)
4.700	01/09/2025	04/09/2025	(787)	(795)
4.810	01/09/2025	04/09/2025	(985)	(996)
TDM	4.500	12/20/2024	TBD(2)	(608)	(615)
4.520	12/20/2024	TBD(2)	(4,140)	(4,193)
4.650	12/20/2024	TBD(2)	(1,139)	(1,154)

Total Reverse Repurchase Agreements	$(81,882)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.0)%
Uniform Mortgage-Backed Security, TBA	2.000%	04/01/2040	$300	$(270)	$(271)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2055	1,950	(1,545)	(1,550)
Uniform Mortgage-Backed Security, TBA	2.500	04/01/2055	600	(495)	(499)
Uniform Mortgage-Backed Security, TBA	4.000	05/01/2055	1,900	(1,765)	(1,768)
Uniform Mortgage-Backed Security, TBA	5.500	05/01/2055	1,900	(1,894)	(1,896)
Uniform Mortgage-Backed Security, TBA	6.000	04/01/2055	300	(302)	(305)

Total Short Sales (3.0)%	$(6,271)	$(6,289)

(j)	Securities with an aggregate market value of $95,835 and cash of $307 have been pledged as collateral under the terms of master agreements as of March 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(97,999) at a weighted average interest rate of 5.275%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note June Futures	06/2025	18	$2,002	$43	$1	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	5	$(1,205)	$18	$0	$0
3-Month SOFR Active Contract June Futures	09/2025	4	(959)	19	0	0
3-Month SOFR Active Contract March Futures	06/2025	4	(957)	21	0	0
3-Month SOFR Active Contract March Futures	06/2026	4	(965)	14	0	0
3-Month SOFR Active Contract September Futures	12/2025	4	(962)	17	0	0

$89	$0	$0

Total Futures Contracts	$132	$1	$0

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Boeing Co.	(1.000)%	Quarterly	06/20/2026	0.393%		$900	$(3)	$(4)	$(7)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.514%		$500	$(5)	$12	$7	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2030	'0.920		1,200	3	2	5	0	(1)

							$(2)	$14	$12	$0	$(1)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	14,400	$(393)	$(34)	$(427)	$63	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		5,900	680	3,932	4,612	0	(56)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	06/20/2025		$8,400	130	(115)	15	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		142,900	(321)	1,807	1,486	7	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		700	0	13	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027		3,200	(1)	171	170	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027		2,130	0	110	110	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		3,500	(1)	177	176	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	02/24/2027		1,000	0	51	51	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Semi-Annual	02/24/2027		3,400	(9)	(148)	(157)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		11,200	(763)	(223)	(986)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		28,200	(1,308)	(560)	(1,868)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		47,200	3,512	(1,173)	2,339	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	08/17/2028		3,800	(1)	316	315	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	08/25/2028		11,363	(3)	961	958	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		7,141	97	(676)	(579)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		59,000	1,147	(1,254)	(107)	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029		2,365	0	218	218	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029		8,600	(26)	(701)	(727)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		2,810	(113)	(263)	(376)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		73,390	(5,265)	(1,969)	(7,234)	42	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2029		44,200	2,283	(3,584)	(1,301)	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		13,500	(254)	322	68	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029		4,500	(46)	(414)	(460)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		13,700	(1,410)	342	(1,068)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		6,800	179	133	312	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		4,805	21	700	721	0	(5)

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		3,900	259	(216)	43	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		12,200	(165)	1,724	1,559	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		38,250	4,949	2,148	7,097	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		46,980	1,980	5,051	7,031	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		8,305	320	228	548	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,510	42	8	50	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		1,300	(46)	57	11	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		250	(7)	5	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		4,400	(31)	1,557	1,526	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		4,100	(10)	1,594	1,584	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		1,400	(5)	517	512	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050		5,700	537	2,122	2,659	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051		3,500	(1)	1,546	1,545	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Semi-Annual	04/08/2051		2,100	1	(858)	(857)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		2,800	(106)	(1,069)	(1,175)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		6,900	1,128	1,466	2,594	0	(36)
Receive	1-Year BRL-CDI	11.823	Maturity	01/04/2027	BRL	40,300	0	340	340	0	(12)
Pay	1-Year BRL-CDI	12.047	Maturity	01/04/2027		39,700	0	(299)	(299)	12	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030	EUR	2,700	(39)	16	(23)	6	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		3,500	303	1,274	1,577	0	(18)
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		3,700	23	307	330	0	(2)
Pay	CAONREPO	3.500	Semi-Annual	06/19/2034	CAD	2,000	69	26	95	5	0
Receive	CAONREPO	3.500	Semi-Annual	06/20/2044		1,300	14	(83)	(69)	0	(3)

							$7,350	$15,600	$22,950	$206	$(352)

Total Swap Agreements							$7,345	$15,610	$22,955	$206	$(353)

Cash of $5,353 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		04/2025		DOP	4,199		$66		$0		$0
BPS		04/2025		EUR	23,086		24,208		0		(755)
BRC		04/2025			1,725		1,849		0		(16)
		04/2025		TRY	9,629		245		0		(3)
		04/2025			$262		TRY	10,361	5		0
		05/2025		TRY	23,656		$603		7		(1)
		05/2025			$1,024		TRY	40,306	0		(27)
		06/2025		TRY	13,885		$331		0		(1)
		06/2025			$2,089		TRY	82,597	0		(110)
CBK		04/2025		CAD	198		$139		1		0

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2025 (Unaudited)

04/2025	DOP	6,461	102	0	0
04/2025	$209	CAD	301	0	0
05/2025	CAD	300	$209	0	0
05/2025	DOP	9,182	146	2	0
05/2025	$139	CAD	198	0	(1)
DUB	04/2025	138	198	0	0
GLM	04/2025	BRL	768	$134	0	(1)
04/2025	CAD	301	209	0	0
04/2025	TRY	662	17	0	(1)
04/2025	$134	BRL	768	1	0
04/2025	45	TRY	1,765	1	0
05/2025	DOP	2,611	$41	0	0
08/2025	53,360	832	8	0
09/2025	9,495	148	2	0
JPM	04/2025	TRY	1,276	32	0	(1)
04/2025	$26,846	EUR	24,890	67	0
05/2025	EUR	24,890	$26,890	0	(67)
05/2025	TRY	6,941	179	4	0
05/2025	$491	TRY	21,644	53	0
06/2025	MXN	3,010	$146	0	0
06/2025	$38	TRY	1,507	0	(1)
MBC	04/2025	EUR	773	$840	4	0
04/2025	$566	EUR	539	17	(1)
MYI	04/2025	GBP	5,378	$6,815	0	(133)
04/2025	$167	EUR	155	0	0
SCX	04/2025	BRL	772	$134	0	(1)
04/2025	$132	BRL	772	3	0
06/2025	BRL	781	$132	0	(3)
SSB	04/2025	$6,955	GBP	5,378	0	(8)
05/2025	GBP	5,378	$6,954	8	0
UAG	04/2025	$15	TRY	600	1	0

Total Forward Foreign Currency Contracts	$184	$(1,131)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Panama Government International Bond	1.000%	Quarterly	12/20/2028	1.691%	$1,500	$(62)	$27	$0	$(35)
BPS	Romania Government International Bond	1.000	Quarterly	12/20/2025	0.805	500	1	0	1	0
BRC	Egypt Government International Bond	1.000	Quarterly	12/20/2028	5.447	700	(121)	24	0	(97)
Egypt Government International Bond	1.000	Quarterly	06/20/2029	5.662	400	(85)	21	0	(64)
Panama Government International Bond	1.000	Quarterly	12/20/2028	1.691	1,600	(66)	29	0	(37)
Turkey Government International Bond	1.000	Quarterly	06/20/2025	1.276	800	0	0	0	0
CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	'0.570	1,100	(6)	16	10	0
GST	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.733	500	70	(24)	46	0
Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.326	2,400	(20)	11	0	(9)
MYC	Petroleos Mexicanos	1.000	Quarterly	12/20/2028	'4.280	200	(39)	18	0	(21)
Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.253	300	1	0	1	0

Total Swap Agreements	$(327)	$122	$58	$(263)

(m)

Securities with an aggregate market value of $1,121 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2025 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$30,400	$6,818	$37,218
Corporate Bonds & Notes
Banking & Finance	0	31,129	0	31,129
Industrials	0	47,537	9,040	56,577
Utilities	0	11,354	0	11,354
Convertible Bonds & Notes
Banking & Finance	0	75	0	75
Municipal Bonds & Notes
California	0	879	0	879
Illinois	0	13	0	13
Michigan	0	2,401	0	2,401
West Virginia	0	2,384	0	2,384
U.S. Government Agencies	0	343,921	0	343,921
Non-Agency Mortgage-Backed Securities	0	45,319	0	45,319
Asset-Backed Securities
Home Equity Other	0	3,291	0	3,291
Manufacturing House Sequential	0	331	0	331
Other ABS	0	3,454	3,604	7,058
Sovereign Issues	0	18,166	0	18,166
Common Stocks
Communication Services	583	0	1,682	2,265
Financials	2,554	0	3,336	5,890
Health Care	0	0	9,003	9,003
Industrials	0	0	4,492	4,492
Warrants
Financials	0	0	1	1
Preferred Securities
Banking & Finance	0	2,553	0	2,553
Industrials	0	589	0	589
Real Estate Investment Trusts
Real Estate	1,365	0	0	1,365
Short-Term Instruments
U.S. Treasury Bills	0	1,940	0	1,940

$4,502	$545,736	$37,976	$588,214
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,434	$0	$0	$5,434

Total Investments	$9,936	$545,736	$37,976	$593,648

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(6,289)	$0	$(6,289)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	207	0	207
Over the counter	0	242	0	242

$0	$449	$0	$449
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(353)	0	(353)
Over the counter	0	(1,394)	0	(1,394)

$0	$(1,747)	$0	$(1,747)

Total Financial Derivative Instruments	$0	$(1,298)	$0	$(1,298)

Totals	$9,936	$538,149	$37,976	$586,061

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2025:
Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$7,795	$2,045	$(2,973)	$27	$182	$(259)	$1	$0	$6,818	$(62)
Corporate Bonds & Notes
Banking & Finance	4,749	0	(4,678)	0	0	(71)	0	0	0	0
Industrials	9,828	7,370	(8,533)	(17)	(2,680)	2,352	720	0	9,040	949
Non-Agency Mortgage-Backed Securities	908	0	(165)	1	0	46	0	(790)	0	0
Asset-Backed Securities

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2025 (Unaudited)

Home Equity Other	114	0	(27)	1	4	6	0	(98)	0	6
Other ABS	1,846	2,017	0	(17)	0	(242)	0	0	3,604	(237)
Common Stocks
Communication Services(2)	1,424	59	0	0	0	199	0	0	1,682	199
Consumer Discretionary(3)	4,439	0	(4,545)	0	3,487	(3,381)	0	0	0	0
Energy	12	0	(13)	0	7	(6)	0	0	0	0
Financials	3,678	12	0	0	0	(354)	0	0	3,336	(354)
Health Care	9,534	0	0	0	0	(531)	0	0	9,003	(531)
Industrials	147	5,920	0	0	0	(1,575)	0	0	4,492	(1,575)
Warrants
Financials	2	0	0	0	0	(1)	0	0	1	(1)

Totals	$44,476	$17,423	$(20,934)	$(5)	$1,000	$(3,817)	$721	$(888)	$37,976	$(1,606)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$2,093	Discounted Cash Flow			Discount Rate			7.571 - 14.360	10.322
		930	Other Valuation Techniques(4)			-			—	—
		3,795	Third Party Vendor			Broker Quote			37.500 - 101.500	101.487
Corporate Bonds & Notes
Industrials		7,295	Comparable Companies / Discounted Cash Flow			Revenue Multiple/Discount Rate		X/ %	0.900/10.000
		1,745	Indicative Market Quotation			Broker Quote			60.000 - 82.000	72.923
Asset-Backed Securities
Other ABS		3,604	Discounted Cash Flow			Discount Rate		X	9.000 - 13.000	10.457
Common Stocks
Communication Services		629	Comparable Companies			EBITDA Multiple		X	4.609	—
		976	Discounted Cash Flow			Discount Rate			13.210	—
		77	Reference instrument			Stock Price w/Liquidity Discount			12.000	—
Financials		3,331	Comparable Companies			EBITDA Multiple		X	4.660	—
		5	Indicative Market Quotation			Broker Quote			$4.500	—
Health care		9,003	Comparable Companies			EBITDA Multiple		X	14.000	—
Industrials		137	Indicative Market Quotation			Broker Quote			$1.063 - 17.000	16.919
		4,355	Comparable Companies / Discounted Cash Flow			Revenue Multiple/Discount Rate		X/ %	0.900/10.000	—
Warrants
Financials		1	Option Pricing Model			Volatility			32.500	—

Total		$37,976

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Sector type updated from Industrials and Utilities to Communication Services since prior fiscal year end.
(3)									Sector type updated from Industrials to Consumer Discretionary since prior fiscal year end.
(4)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the Fund's transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Notes to Financial Statements (Cont.)

Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$24,159	$165,362	$(184,100)	$14	$(1)	$5,434	$471	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	RCY	Royal Bank of Canada
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RTA	RBC (Barbados) Trading Bank Corp.
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BYR	The Bank of Nova Scotia - Toronto	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
DBL	Deutsche Bank AG London	MEI	Merrill Lynch International	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A

Currency Abbreviations:
BRL	Brazilian Real	EUR	Euro	TRY	Turkish New Lira
CAD	Canadian Dollar	GBP	British Pound	USD (or $)	United States Dollar
DOP	Dominican Peso	MXN	Mexican Peso

Index/Spread Abbreviations:
CAONREPO	Canadian Overnight Repo Rate Average	SOFR	Secured Overnight Financing Rate	SONIO	Sterling Overnight Interbank Average Rate
EUR003M	3 Month EUR Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BABs	Build America Bonds	OIS	Overnight Index Swap	TBD	To-Be-Determined
BRL-CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation